ANALYSIS OF OPERATING SEGMENTS - Income by country (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Interest income	$ 28,181,932	$ 28,919,404	$ 19,403,032
Income from commissions and fees	4,616,144	4,356,336	3,874,439
Commissions on banking services	1,727,408	1,663,340	1,533,322
Pension and severance fund management	1,174,608	978,504	885,420
Fees on credit cards	987,973	1,009,472	836,046
Trust activities and portfolio management services	495,929	463,194	353,285
Storage services	181,804	188,191	187,237
Commissions on drafts, checks and checkbooks	20,122	22,941	25,181
Office network services	16,289	21,638	24,935
Other commissions	12,011	9,056	29,013
Share of profit of equity accounted investees, net of tax	378,396	371,397	372,777
Dividends	148,452	126,274	119,888
Income from sales of goods and services	11,048,600	11,223,556	12,141,327
Other income	2,119,143	2,661,271	497,141
Total income from continuing operations			36,408,604
Discontinued operations			866,166
Total income	46,492,667	47,658,238	37,274,770
Energy and Gas
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	6,908,922	6,158,616	5,718,808
Infrastructure
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	2,950,048	3,954,197	5,330,193
Hotels
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	631,218	598,895	532,337
Agribusiness
Disclosure of operating segments [line items]
Income from sales of goods and services	309,868	296,804	340,984
Income from goods and services from non-financial sector	309,868	296,804	340,984
Other services
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	248,544	215,044	219,005
COLOMBIA
Disclosure of operating segments [line items]
Interest income	26,125,728	26,954,361	17,882,243
Income from commissions and fees	4,459,083	4,196,458	3,731,370
Commissions on banking services	1,596,470	1,526,772	1,410,232
Pension and severance fund management	1,174,608	978,504	885,420
Fees on credit cards	962,397	986,721	816,587
Trust activities and portfolio management services	495,929	463,194	353,285
Storage services	181,804	188,191	187,237
Commissions on drafts, checks and checkbooks	19,575	22,382	24,661
Office network services	16,289	21,638	24,935
Other commissions	12,011	9,056	29,013
Share of profit of equity accounted investees, net of tax	378,396	371,397	372,777
Dividends	141,867	119,988	108,343
Income from sales of goods and services	10,009,174	10,305,957	11,198,953
Other income	1,846,365	2,500,392	370,640
Total income from continuing operations			33,664,326
Discontinued operations			866,166
Total income	42,960,613	44,448,553	34,530,492
COLOMBIA | Energy and Gas
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	5,893,834	5,263,794	4,797,942
COLOMBIA | Infrastructure
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	2,950,048	3,954,197	5,330,193
COLOMBIA | Hotels
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	606,880	576,118	510,829
COLOMBIA | Agribusiness
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	309,868	296,804	340,984
COLOMBIA | Other services
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	248,544	215,044	219,005
PANAMA
Disclosure of operating segments [line items]
Interest income	1,938,704	1,852,433	1,445,425
Income from commissions and fees	153,998	157,526	140,491
Commissions on banking services	127,875	134,216	120,512
Fees on credit cards	25,576	22,751	19,459
Commissions on drafts, checks and checkbooks	547	559	520
Dividends	6,585	6,286	11,545
Other income	256,415	155,595	115,657
Total income from continuing operations			1,713,118
Total income	2,355,702	2,171,840	1,713,118
BARBADOS
Disclosure of operating segments [line items]
Interest income	74,752	62,818	41,664
Income from commissions and fees	2,565	2,116	2,398
Commissions on banking services	2,565	2,116	2,398
Other income	286	(294)	(616)
Total income from continuing operations			43,446
Total income	77,603	64,640	43,446
COSTA RICA
Disclosure of operating segments [line items]
Interest income		210
Income from commissions and fees		117
Commissions on banking services		117
Other income		(6)
Total income		321
PERU
Disclosure of operating segments [line items]
Interest income	42,731	49,582	33,550
Income from commissions and fees		119	46
Commissions on banking services		119	46
Income from sales of goods and services	1,039,426	917,599	942,374
Other income	16,072	5,584	11,146
Total income from continuing operations			987,116
Total income	1,098,229	972,884	987,116
PERU | Energy and Gas
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	1,015,088	894,822	920,866
PERU | Hotels
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	24,338	$ 22,777	21,508
Other countries
Disclosure of operating segments [line items]
Interest income	17		150
Income from commissions and fees	498		134
Commissions on banking services	498		134
Other income	5		314
Total income from continuing operations			598
Total income	$ 520		$ 598